Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2023
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations
Exceptional items and remeasurements from continuing operations

	2023	2022	2021
	£m	£m	£m
Included within operating profit
Exceptional items:
Net gain on disposal of NECO	511	—	—
Net gain on disposal of Millennium Pipeline Company LLC	335	—	—
IFA fire	130	—	—
Transaction, separation and integration costs¹	(117)	(223)	(24)
Changes in environmental provisions	176	—	14
Cost efficiency programme	(100)	(42)	—
New operating model implementation costs	—	(24)	(50)
Release of St William Homes LLP deferred income	—	189	—
Net gain on disposal of St William Homes LLP	—	228	—
Environmental insurance recovery	—	38	—
	935	166	(60)
Remeasurements – commodity contract derivatives	(350)	392	34
	585	558	(26)
1.Transaction, separation and integration costs represent the aggregate of distinct activities undertaken by the Group in the years presented.
Details of tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

	2023	2022	2022
	£m	£m	£m
Included within finance income and costs
Remeasurements:
Net gains on financing derivatives	82	74	47
Net (losses)/gains on financial assets at fair value through profit and loss	(28)	(15)	23
	54	59	70
Included within share of post-tax results of joint ventures and associates
Remeasurements:
Remeasurements – net losses on financial instruments	(19)	(56)	(8)
Total included within profit before tax	620	561	36
Included within tax
Exceptional items – movements arising on items not included in profit before tax:
Deferred tax charge arising as a result of UK tax rate change	—	(458)	—
Tax on exceptional items	(316)	(28)	8
Tax on remeasurements	75	(103)	(34)
	(241)	(589)	(26)
Total exceptional items and remeasurements after tax	379	(28)	10
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	619	(320)	(52)
Remeasurements after tax	(240)	292	62
Total exceptional items and remeasurements after tax	379	(28)	10